STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity

The summary of the stock option activity for the nine months ended September 30, 2013 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2013	36,667,616	$0.23	6.1
Granted	13,985,000	$0.11	5.8
Cancelled	(2,235,000)	$0.12	-
Exercised	(556,737)	$0.04	-
Expired	(9,402)	$2.01	-
Outstanding September 30, 2013	47,851,477	$0.21	5.4

The summary of the stock option activity for the years ended December 31, 2012 and 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2011	39,755,113	$0.44	8.2
Granted	290,000	$0.14	7.5
Cancelled	(64,800)	$0.14	-
Exercised	(146,875)	$0.04	-
Outstanding, December 31, 2011	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.85
Cancelled	(4,640,000)	$0.14	-
Expired	(190,783)	$34.72	-
Exercised	(303,039)	$0.04	-
Outstanding, December 31, 2012	36,667,616	$0.23	6.1

Summary of Status of Non-Vested Options

The summary of the status of the Company's non-vested options for the nine months ended September 30, 2013 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2013	7,394,000	$0.05
Granted	13,985,000	$0.03
Cancelled	(2,035,000)	$0.06
Vested	(5,926,000)	$0.05

Non-vested, September 30, 2013	13,418,000	$0.03

The summary of the status of the Company's non-vested options for the year ended December 31, 2012 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	0.043
Cancelled	(4,640,000)	0.048
Vested	(1,844,000)	0.048
Exercised	-	-
Non-vested, December 31, 2012	7,394,000	$0.050

Warrants to Purchase Common Stock

As of September 30, 2013, the Company has the following warrants to purchase common stock outstanding:

Number of Shares To be Purchased	Warrant Exercise Price per Share	Warrant Expiration Date

397,825	$0.04	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.13	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.13	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.13	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.13	November 19, 2015
166,667	$0.15	November 19, 2015
5,000,000	$0.10	February 15, 2016
2,200,000	$0.13	February 15, 2016
1,833,333	$0.15	February 15, 2016
240,125	$1.25	October 24, 2016
1,166,667	$0.18	February 10, 2017
4,392,000	$0.15	June 21, 2018
3,725,000	$0.12	September 30, 2018
26,437,617

As of December 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 15, 2017
22,307,046